Cash and equivalents, marketable securities and short-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Cash and equivalents, marketable securities and short-term investments
Cash, cash equivalents, and short-term investments
Cash and Marketable
equivalents securities
Gross Gross and and
unrealized unrealized restricted short-term
December 31, 2023 ($ in millions)
Cost basis gains losses Fair value cash investments
Changes in fair value
recorded in net income
Cash

1,449 1,449 1,449
Time deposits

2,923 2,923 2,460 463
Equity securities 1,250 32 1,282 1,282
5,622 32 — 5,654 3,909 1,745
Changes in fair value

recorded in
other comprehensive

income
Debt securities available-for-sale:
—U.S. government obligations

189 2 (8) 183 183
189 2 (8) 183 — 183
Total 5,811 34 (8) 5,837 3,909 1,928
Of which:
—Restricted cash, current 18
Cash and Marketable
equivalents securities
Gross Gross and and
unrealized unrealized restricted short-term
December 31, 2022 ($ in millions) Cost basis gains losses Fair value cash investments
Changes in fair value

recorded in net income
Cash

1,715 1,715 1,715
Time deposits

2,459 2,459 2,459
Equity securities 345 10 355 355
4,519 10 — 4,529 4,174 355
Changes in fair value

recorded in
other comprehensive

income
Debt securities available-for-sale:
—U.S. government obligations

269 1 (15) 255 255
—Other government obligations

58 58 58
—Corporate

64 (7) 57 57
391 1 (22) 370 — 370
Total 4,910 11 (22) 4,899 4,174 725
Of which:
—Restricted cash, current 18

Contractual maturities of debt securities classified as available-for-sale and held-to-maturity	Available-for-sale December 31, 2023 ($ in millions) Cost basis Fair value One to five years 129 126 Six to ten years 57 54 Due after ten years 3 3 Total 189 183